Stockholder's Equity (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of comprehensive income/(loss)
Unrecognized losses on cash flow hedges	$ 1,408	$ (8,063)	$ (2,542)
Unrealized gain (loss) on equity investments	(122)	54	487
Unrecognized actuarial gains (losses)	(2,115)	(199)	277
Total other comprehensive income	(829)	(8,208)	(1,778)
Net income attributable to controlling interests	217,610	128,527	193,269
Comprehensive income attributable to controlling interests	216,781	120,319	191,491
Net and comprehensive income attributable to noncontrolling interests	(4,894)	357	(342)
Total comprehensive income	$ 211,887	$ 120,676	$ 191,149